Variable Interest Entities	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
10. Variable Interest Entities

As of December 31, 2025, and December 31, 2024, the Company has consolidated 100% of PT Navigator Khatulistiwa (‘PTNK”), a VIE for which the Company is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity with the power to direct the activities that most significantly impact the entity’s economic performance and has the right to residual gains or the obligation to absorb losses that could potentially be significant to the VIE. The Company owns 49% of the VIE’s common stock, all of its secured debt and has voting control. All economic interests in the residual net assets reside with the Company. By virtue of the accounting principle of consolidation, transactions between PTNK and the Company are eliminated on consolidation. In the Company's consolidated results PTNK was represented by total assets and liabilities, as of December 31, 2025, of $91.8 million and $29.1 million, respectively (December 31, 2024: $127.2 million and $25.8 million respectively).

In August 2021, the Company acquired, as part of the Ultragas Transaction, a 25% and 40% share in the equity of Navigator Crewing Services Philippines Inc. (“NCSPI”) and Navigator Support Services Philippines Inc. (“NSSPI”), respectively. These companies are established primarily to provide marine services as principal or agent to ship owners, ship operators, managers engaged in international maritime business and business support services, respectively.

The Company has determined that it has a variable interest in NCSPI and NSSPI and is considered to be the primary beneficiary as a result of having a controlling financial interest in the entities and has the power to direct the activities that most significantly impact NCSPI’s and NSSPI’s economic performance.

As of December 31, 2025, our VIEs' were represented in our consolidated results by total assets and liabilities, of $92.5 million and $29.5 million respectively. These amounts have been included in the Company’s consolidated balance sheet as of December 31, 2025 (December 31, 2024: $128 million and $26.2 million respectively).